GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of revenues within geographic areas
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Revenues based on customer’s location:
United States	$3,458	$2,497	$11,054	$4,298
Europe	2,419	1,466	5,896	2,201
Asia-Pacific	150	94	544	123
Rest of the world	101	346	624	348
Total revenues	$6,128	$4,403	$18,118	$6,970

	Year Ended December 31,
	2023	2022	2021
Revenue based on customer’s location:
United States	7,636	2,303	2,519
Europe	5,044	3,057	3,381
Asia-Pacific	387	115	60
Rest of the world	787	36	6

Total revenues	$13,854	$5,511	$5,966

Schedule of long-lived assets by geographic region
	September 30,	December 31,
	2024	2023
Long-lived assets by geographic region (*):
Israel	$244	$529
United States	1,777	2,404
Germany	141	190
	$2,162	$3,123

(*)	Long-lived assets are comprised of property and equipment, net, and operating lease right-of-use assets.

	December 31,
	2023	2022
Long-lived assets by geographic region:
Israel	$529	$757
United States	2,404	231
Germany	190	44

	$3,123	$1,032

(*)	Long-lived assets are comprised of property and equipment, net, and operating lease right-of-use assets.

Schedule of major customer data as a percentage of total revenues
	Nine Months Ended September 30,
	2024		2023
Major customer data as a percentage of total revenues:
Customer A	16.4%		-
Customer B	*	)	15.9%
*) Less than 10%.
	Year Ended December 31,
	2023		2022		2021
Customer A	12.2%		14.2%		*	)
Customer B	*	)	*	)	11.0%

*)	Less than 10%